Consolidated Statements of Cash Flows (Unaudited) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Loss for the period	£ (3,061)	£ (3,154)
Adjustments for:
Depreciation of property, plant and equipment	96	117
Depreciation of right of use asset	86	62
(Profit)/Loss on disposal of fixed assets	2	(42)
Finance income	(404)
Finance expense	24	156
Share-based payment expense/(credit)	100	37
Taxation	(337)	(236)
Foreign exchange (gains)/losses		(3)
Cash flows from operating activities before changes in working capital	(3,494)	(3,063)
Increase in trade and other receivables	(224)	(859)
Increase in trade and other payables	187	814
Decrease in provisions	(8)
Cash used in operations	(3,539)	(3,108)
Taxes payments
Net cash used in operating activities	(3,539)	(3,108)
Investing activities
Purchases of property, plant and equipment	(33)	(189)
Proceeds from disposal of fixed assets	9	42
Interest received	7
Net cash used in investing activities	(17)	(147)
Financing activities
Interest paid	(5)	(11)
Amounts paid on lease liabilities	(73)	(47)
Repayment of Government loan		(104)
Share issues including warrants, net of costs		81
Net cash used in financing activities	(78)	(81)
Net decrease in cash and cash equivalents	(3,634)	(3,336)
Cash and cash equivalents at beginning of period	10,057	7,546
Exchange (losses)/gains on cash and cash equivalents		(6)
Cash and cash equivalents at end of period	£ 6,423	£ 4,204